Benefit Plans (Narrative) (Details) - THE DAYTON POWER AND LIGHT COMPANY [Member] - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Amount Billed to Service Company						$ 1,800,000	$ 1,100,000
Defined contribution plan, maximum annual contributions per employee (percent)						85.00%
Accumulated benefit obligation for our defined benefit pension plans						$ 378,700,000	428,300,000
Defined Benefit Plan, Amount Billed to AES Ohio Generation						$ 3,300,000	700,000
Defined Benefit Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan employee vested percentage						100.00%
Defined benefit plan, percent forfeited if terminated, other than by death or disability, prior to full vesting (percent)						100.00%
Management Employees [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan employee vested percentage						100.00%
Defined benefit plan, percent forfeited if terminated, other than by death or disability, prior to full vesting (percent)						100.00%
Pension [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Plan Assets, Contributions by Employer			$ 7,500,000	$ 7,500,000		$ 7,900,000	5,400,000
Defined Benefit Plan, Benefit Obligation, Actuarial Gain (Loss)						$ (34,600,000)	$ 28,100,000
Defined Benefit Plan, Assumptions Used Calculating Net Periodic Benefit Cost, Expected Long-term Rate of Return on Plan Assets						6.25%	6.50%	6.50%
Discount rate for obligations						4.35%	3.66%	4.28%
Defined Benefit Plan, Assumptions Used Calculating Net Periodic Benefit Cost, Discount Rate						3.66%	4.28%	4.49%
Defined Benefit Plan, Plan Assets, Amount						$ 312,900,000	$ 357,500,000	$ 341,000,000.0
Service cost	$ 900,000	$ 1,500,000	2,700,000	4,500,000		6,100,000	5,700,000	5,700,000
Interest cost	3,700,000	$ 3,400,000	11,200,000	$ 10,300,000		13,800,000	14,200,000	$ 14,700,000
Defined Benefit Plan, Funded (Unfunded) Status of Plan						(73,600,000)	(79,400,000)
Postretirement [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Funded (Unfunded) Status of Plan	$ 9,000,000		$ 9,000,000			$ 9,200,000	$ 12,700,000
Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Plan Assets, Target Allocation, Percentage						38.00%
Scenario, Forecast [Member]
Defined Benefit Plan Disclosure [Line Items]
Increase in pension cost due to change in return on assets					$ 3,200,000
Decrease in pension cost due to change in return on assets					(3,200,000)
Decrease in pension cost due to change in discount rate					(100,000)
Increase in pension cost due to change in discount rate					400,000
Scenario, Forecast [Member] | Pension [Member]
Defined Benefit Plan Disclosure [Line Items]
Service cost					5,400,000
Defined Benefit Plan, Plan Assets, Administration Expense					$ 1,900,000
Scenario, Forecast [Member] | SERP [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Target Allocation Percentage					101.00%
Estimated contribution to the defined benefit plans next year					$ 400,000
Non-union Participant [Member] | First 1% of Eligible Compensation [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined contribution plan, employer matching contribution (percent)						100.00%
Defined contribution plan, employer matching contribution, percent of employees' gross pay (percent)						1.00%
Non-union Participant [Member] | Next 5% of Eligible Compensation [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined contribution plan, employer matching contribution (percent)						50.00%
Defined contribution plan, employer matching contribution, percent of employees' gross pay (percent)						5.00%
Union Participant [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined contribution plan, employer matching contribution, percent of employees' gross pay (percent)						150.00%
Defined contribution plan, employer matching contribution cap						$ 2,400
Subsequent Event [Member] | Pension [Member]
Defined Benefit Plan Disclosure [Line Items]
Payment for Pension Benefits					$ 7,500,000
Defined Benefit Plan, Assumptions Used Calculating Net Periodic Benefit Cost, Expected Long-term Rate of Return on Plan Assets					6.25%
Subsequent Event [Member] | Increase in Expected Rate of Return [Member]
Defined Benefit Plan Disclosure [Line Items]
Change in Expected rate of return on plan assets					1.00%
Subsequent Event [Member] | Decrease in Expected Rate of Return [Member]
Defined Benefit Plan Disclosure [Line Items]
Change in Expected rate of return on plan assets					1.00%
Subsequent Event [Member] | Expected Increase in Discount Rate [Member]
Defined Benefit Plan Disclosure [Line Items]
Change in discount rate for plan assets					25.00%
Subsequent Event [Member] | Expected Decrease in Discount Rate [Member]
Defined Benefit Plan Disclosure [Line Items]
Change in discount rate for plan assets					25.00%
Minimum [Member] | Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Plan Assets, Target Allocation, Percentage						24.00%
Minimum [Member] | Fixed Income Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Plan Assets, Target Allocation, Percentage						47.00%
Maximum [Member] | Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Plan Assets, Target Allocation, Percentage						52.00%
Maximum [Member] | Fixed Income Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Plan Assets, Target Allocation, Percentage						65.00%